Stock Based Compensation (Fair Value of Employee Stock Options) (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Expected term	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days	6 years 1 month 6 days
Expected volatility	52.00%	51.00%	52.00%	49.00%	49.00%	65.00%	65.00%
Risk-free interest rate	1.00%	1.20%	0.80%	1.60%	1.60%	4.20%	4.50%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Weighted average grant date fair value	$ 6.69	$ 9.86	$ 5.51	$ 5.05	$ 5.05	$ 2.10	$ 1.14